Income Taxes (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2020
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profits tax	16.50%
China [Member]
Income Taxes (Details) [Line Items]
Statutory rate	25.00%
Withholding tax rate	10.00%
China [Member] | High And New Technology Enterprises [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate	15.00%
Enterprise income tax rate	15.00%	15.00%